Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 14,971	$ 17,477	$ 19,668	$ 23,463	$ 25,031
Provision for credit losses	1,395	2,309	7,217	7,899	15,753
Interest income on certain impaired loans	(211)	(264)	(315)	(332)	(266)
Loan charge-offs	(4,724)	(6,410)	(10,973)	(13,615)	(20,100)
Loan recoveries	1,779	1,901	1,939	2,316	2,347
Net loan charge-offs	(2,945)	(4,509)	(9,034)	(11,299)	(17,753)
Allowances related to business combinations/other	(41)	(42)	(59)	(63)	698
Allowance for credit losses, ending balance	13,169	14,971	17,477	19,668	23,463
Components:
Allowance for loan losses	12,319	14,502	17,060	19,372	23,022
Allowance for unfunded credit commitments	850	469	417	296	441
Total allowance for credit losses	13,169	14,971	17,477	19,668	23,463
Net loan charge-offs as a percentage of average total loans	0.35%	0.56%	1.17%	1.49%	2.30%
Allowance for loan losses as a percentage of total loans	1.43%	1.76%	2.13%	2.52%	3.04%
Allowance for credit losses as a percentage of total loans	1.53%	1.82%	2.19%	2.56%	3.10%
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	6,103	5,714
Provision for credit losses	342	680
Interest income on certain impaired loans	(20)	(54)
Loan charge-offs	(717)	(991)	(2,001)	(2,709)	(5,285)
Loan recoveries	673	776	779	740	641
Net loan charge-offs	(44)	(215)
Allowances related to business combinations/other	(4)	(22)
Allowance for credit losses, ending balance	6,377	6,103	5,714
Components:
Total allowance for credit losses	6,377	6,103	5,714
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(627)	(739)	(1,404)	(1,681)	(2,820)
Loan recoveries	369	396	472	426	442
Commercial Real Estate Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(66)	(190)	(382)	(636)	(1,152)
Loan recoveries	160	226	163	143	68
Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(9)	(28)	(191)	(351)	(1,189)
Loan recoveries	136	137	124	146	110
Lease Financing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(15)	(34)	(24)	(41)	(124)
Loan recoveries	8	17	20	25	21
Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	8,868	11,763
Provision for credit losses	1,053	1,629
Interest income on certain impaired loans	(191)	(210)
Loan charge-offs	(4,007)	(5,419)	(8,972)	(10,906)	(14,815)
Loan recoveries	1,106	1,125	1,160	1,576	1,706
Net loan charge-offs	(2,901)	(4,294)
Allowances related to business combinations/other	(37)	(20)
Allowance for credit losses, ending balance	6,792	8,868	11,763
Components:
Total allowance for credit losses	6,792	8,868	11,763
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(721)	(1,439)	(3,020)	(3,896)	(4,916)
Loan recoveries	212	246	157	405	523
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(864)	(1,579)	(3,437)	(3,765)	(4,936)
Loan recoveries	238	269	260	218	211
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,025)	(1,022)	(1,105)	(1,458)	(2,415)
Loan recoveries	161	127	188	257	224
Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(729)	(625)	(651)	(797)	(1,295)
Loan recoveries	349	322	364	449	509
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(668)	(754)	(759)	(990)	(1,253)
Loan recoveries	$ 146	$ 161	$ 191	$ 247	$ 239